VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Local Currency Debt Fund

(the “Fund”)

Supplement dated May 23, 2014

to the Fund’s Class P shares Prospectus (“Prospectus”)

dated July 31, 2013, as supplemented May 1, 2014

Effective April 29, 2014, Naveen Kunam is no longer a portfolio manager of the Fund. The Fund’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Brian Timberlake

Portfolio Manager (since 5/13)

2.	The ninth paragraph of the sub-section entitled “Management of the Funds – Voya Investment Management Co. LLC” of the Fund’s Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Local Currency Debt Fund

(the “Fund”)

Supplement dated May 23, 2014

to the Fund’s Class P shares Statement of Additional Information (“SAI”)

dated July 31, 2013

Effective April 29, 2014, Naveen Kunam is no longer a portfolio manager of the Fund. All references to Naveen Kunam in the Fund’s SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE